Details of Movement in Restructuring Provisions Recognized (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2015
Restructuring Cost and Reserve [Line Items]
Cash payments	$ (114)
1st Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	4,412
2nd Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	4,621
2013 Restructuring Provisions
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	9,033
Cash payments	(8,513)
Amounts released	(93)
Foreign exchange movement	(3)
Closing provision	423
Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Cash payments	(71)
Workforce Reduction | 1st Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	3,903
Workforce Reduction | 2nd Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	4,228
Workforce Reduction | 2013 Restructuring Provisions
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	8,131
Cash payments	(7,934)
Amounts released	(93)
Foreign exchange movement	(3)
Closing provision	100
Office Consolidations
Restructuring Cost and Reserve [Line Items]
Cash payments	(43)
Office Consolidations | 1st Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	509
Office Consolidations | 2nd Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	393
Office Consolidations | 2013 Restructuring Provisions
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	902
Cash payments	(579)
Closing provision	$ 323